Income Taxes - Schedule of Components of Income (Loss) Before Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Apr. 02, 2022	Mar. 27, 2021	Jan. 01, 2022	Dec. 26, 2020	Dec. 28, 2019
US operations			$ 54,067	$ 56,019	$ 35,179
Foreign operations			(3,784)	2,932	4,856
INCOME BEFORE TAXES	$ 26,311	$ 14,564	$ 50,283	$ 58,951	40,035
Previously Reported [Member]
INCOME BEFORE TAXES					$ 40,035